Changes in fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement of changes in equity [abstract]
Summary of Changes in Fair Value of Financial Instruments

	2018 RMB million	2017 RMB million
Other non-current financial assets (FVPL) (Note 26)	(8)	—
Cross currency swaps (Note 27)	20	(64)

	12	(64)